Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Significant Accounting Policies
Schedule of prepaid expenses and other current assets

	December 31,
	2017	2016
Prepaid research and development costs	$1,533	$422
Other current assets	1,056	216
Prepaid expenses and other current assets	$2,589	$638

Schedule of property, plant and equipment

	Useful	December 31,
	Life	2017	2016
Leasehold improvements	*	$891	$891
Office equipment	5 years	70	70
Computers and software	3 years	19	19
Furniture and fixtures	5 years	227	94
		1,207	1,074
Less accumulated depreciation and amortization		(367)	(144)
Property, Plant and Equipment, net		$840	$930

*Shorter of asset life or lease term.

Schedule of basic and diluted earnings per share

	Year Ended
	December 31,
	2017	2016	2015
Numerator:
Net loss	$(33,709)	$(25,872)	$(11,073)
Cumulative dividends on convertible preferred shares	(3,873)	(3,202)	(927)
Loss attributable to common shares—basic and diluted	$(37,582)	$(29,074)	$(12,000)
Denominator:
Weighted-average number of common shares—basic and diluted	13,267,960	10,196,292	10,196,292
Loss per common share—basic and diluted	$(2.83)	$(2.85)	$(1.18)